UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22029

Name of Fund: Dow 30(SM) Enhanced Premium and Income Fund Inc. (DPO)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Dow 30(SM) Enhanced Premium and Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

Dow 30(SM) Enhanced Premium & Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                    Shares
Industry                                              Held  Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 14.5%                        302,000  Boeing Co.                                                $  31,706,980
                                                   302,000  Honeywell International, Inc.                                17,959,940
                                                   302,000  United Technologies Corp.                                    24,304,960
                                                                                                                      -------------
                                                                                                                         73,971,880
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.2%                                 302,000  General Motors Corp.                                         11,083,400
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 3.4%                                   302,000  The Coca-Cola Co.                                            17,355,940
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.9%                                   302,000  E.I. du Pont de Nemours & Co.                                14,967,120
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 9.9%                     302,000  Hewlett-Packard Co.                                          15,036,580
                                                   302,000  International Business Machines Corp.                        35,575,600
                                                                                                                      -------------
                                                                                                                         50,612,180
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 3.5%                            302,000  American Express Co.                                         17,929,740
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.5%              302,000  Citigroup, Inc.                                              14,094,340
                                                   302,000  JPMorgan Chase & Co.                                         13,837,640
                                                                                                                      -------------
                                                                                                                         27,931,980
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                      302,000  AT&T Inc.                                                    12,777,620
Services - 5.1%                                    302,000  Verizon Communications, Inc.                                 13,372,560
                                                                                                                      -------------
                                                                                                                         26,150,180
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.6%                    302,000  Wal-Mart Stores, Inc.                                        13,182,300
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.2%               302,000  McDonald's Corp.                                             16,449,940
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 4.2%                          302,000  The Procter & Gamble Co.                                     21,242,680
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 8.0%                    302,000  3M Co.                                                       28,261,160
                                                   302,000  General Electric Co.                                         12,502,800
                                                                                                                      -------------
                                                                                                                         40,763,960
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.0%                                   302,000  American International Group, Inc.                           20,430,300
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.7%                                   302,000  Caterpillar, Inc.                                            23,685,860
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.0%                                       302,000  Walt Disney Co.                                              10,385,780
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.3%                             302,000  Alcoa, Inc.                                                  11,814,240
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.5%                 302,000  Exxon Mobil Corp.                                            27,953,120
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.4%                             302,000  Johnson & Johnson                                            19,841,400
                                                   302,000  Merck & Co., Inc.                                            15,610,380
                                                   302,000  Pfizer, Inc.                                                  7,377,860
                                                                                                                      -------------
                                                                                                                         42,829,640
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.5%    302,000  Intel Corp.                                                   7,809,720
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.8%                                    302,000  Microsoft Corp.                                               8,896,920
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.9%                            302,000  Home Depot, Inc.                                              9,796,880
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 4.1%                                     302,000  Altria Group, Inc.                                           20,998,060
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks  (Cost - $506,564,212) - 101.2%         516,241,820
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Face
                                                    Amount  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Government National Bills - 0.4%               $ 2,000,000  U.S. Treasury Bills, 4.20% due 12/13/2007                     1,985,206
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.8%                             4,263,211  State Street Bank & Trust Co., 3.75% due 10/01/2007           4,263,211
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities (Cost - $6,246,877) - 1.2%        6,248,417
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments Before Options Written
                                                            (Cost - $512,811,089) - 102.4%                              522,490,237
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Number of
                                                 Contracts  Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                 1,580  3M Co., expiring October 2007 at USD 90.254,
                                                            Broker JPMorgan Chase                                          (628,840)
                                                     1,580  AT&T Inc., expiring October 2007 at USD 40.137,
                                                            Broker JPMorgan Chase                                          (341,280)
                                                     1,580  Alcoa, Inc., expiring October 2007 at USD 36.092,
                                                            Broker BNP Paribas                                             (485,060)
                                                     1,580  Altria Group, Inc., expiring October 2007 at USD 68.952,
                                                            Broker Deutsche Bank AG                                        (237,379)

Dow 30(SM) Enhanced Premium & Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                 Number of
                                                 Contracts  Options Written                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     1,580  American Express Co., expiring October 2007 at USD
                                                            57.984, Broker BNP Paribas                                $    (252,800)
                                                     1,580  American International Group, Inc., expiring October
                                                            2007 at USD 66.263, Broker Deutsche Bank AG                    (243,446)
                                                     1,580  Boeing Co., expiring October 2007 at USD 97.366,
                                                            Broker Deutsche Bank AG                                      (1,212,729)
                                                     1,580  Caterpillar, Inc., expiring October 2007 at USD 75.437,
                                                            Broker JPMorgan Chase                                          (505,600)
                                                     1,580  Citigroup, Inc., expiring October 2007 at USD 46.723,
                                                            Broker JPMorgan Chase                                           (80,580)
                                                     1,580  The Coca-Cola Co., expiring October 2007 at USD 53.93,
                                                            Broker UBS Warburg                                             (575,436)
                                                     1,580  E.I. du Pont de Nemours & Co., expiring October 2007 at
                                                            USD 48.702, Broker JPMorgan Chase                              (159,580)
                                                     1,580  Exxon Mobil Corp., expiring October 2007 at USD 87.49,
                                                            Broker UBS Warburg                                             (880,850)
                                                     1,580  General Electric Co., expiring October 2007 at USD 38.714,
                                                            Broker Deutsche Bank AG                                        (427,659)
                                                     1,580  General Motors Corp., expiring October 2007 at USD 30.239,
                                                            Broker Banc of America                                       (1,024,216)
                                                     1,580  Hewlett-Packard Co., expiring October 2007 at USD 50.641,
                                                            Broker JPMorgan Chase                                           (86,900)
                                                     1,580  Home Depot, Inc., expiring October 2007 at USD 37.41,
                                                            Broker JPMorgan Chase                                                (2)
                                                     1,580  Honeywell International, Inc., expiring October 2007 at
                                                            USD 56.924, Broker JPMorgan Chase                              (461,360)
                                                     1,580  Intel Corp., expiring October 2007 at USD 26.43,
                                                            Broker UBS Warburg                                              (44,398)
                                                     1,580  International Business Machines Corp., expiring October
                                                            2007 at USD 119.37, Broker UBS Warburg                         (198,290)
                                                     1,580  JPMorgan Chase & Co., expiring October 2007 at USD 44.41,
                                                            Broker UBS Warburg                                             (254,696)
                                                     1,580  Johnson & Johnson, expiring October 2007 at USD 62.216,
                                                            Broker BNP Paribas                                             (570,380)
                                                     1,580  McDonald's Corp., expiring October 2007 at USD 49.318,
                                                            Broker Deutsche Bank AG                                        (835,583)
                                                     1,580  Merck & Co., Inc., expiring October 2007 at USD 50.974,
                                                            Broker Deutsche Bank AG                                        (240,918)
                                                     1,580  Microsoft Corp., expiring October 2007 at USD 29.199,
                                                            Broker JPMorgan Chase                                          (120,080)
                                                     1,580  Pfizer, Inc., expiring October 2007 at USD 24.866,
                                                            Broker BNP Paribas                                              (44,240)
                                                     1,580  The Procter & Gamble Co., expiring October 2007 at
                                                            USD 66.771, Broker HSBC Securities                             (588,700)
                                                     1,580  United Technologies Corp., expiring October 2007 at
                                                            USD 75.76, Broker UBS Warburg                                  (805,642)
                                                     1,580  Verizon Communications, Inc., expiring October 2007 at
                                                            USD 42.683, Broker JPMorgan Chase                              (260,700)
                                                     1,580  Wal-Mart Stores, Inc., expiring October 2007 at USD
                                                            43.187, Broker HSBC Securities                                 (196,064)

Dow 30(SM) Enhanced Premium & Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                 Number of
                                                 Contracts  Options Written                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     1,580  Walt Disney Co., expiring October 2007 at USD 33.563,
                                                            Broker Deutsche Bank AG                                   $    (134,790)
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Options Written
                                                            (Premiums Received - $7,304,294) - (2.3%)                   (11,898,198)
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments, Net of Options Written
                                                            (Cost - $505,506,795*) - 100.1%                             510,592,039

                                                            Liabilities in Excess of Other Assets - (0.1%)                 (460,686)
                                                                                                                      -------------
                                                            Net Assets - 100.0%                                       $ 510,131,353
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 505,506,795
                                                                  =============
      Gross unrealized appreciation                               $  25,032,719
      Gross unrealized depreciation                                 (19,947,475)
                                                                  -------------
      Net unrealized appreciation                                 $   5,085,244
                                                                  =============
o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Total return swaps outstanding as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------------------------------------------------
                            Receive                                                            Notional        Unrealized
      Counterparty          Total Return                    Pay              Expiration         Amount        Appreciation
      --------------------------------------------------------------------------------------------------------------------
      HSBC Bank USA NA      Dow Jones                 12-month LIBOR
                            Industrial Average        rate with a
                            Index - Total Return      negotiated spread      June 2008       $79,000,000      $  1,846,206

      Deutsche Bank AG      Dow Jones                 12-month LIBOR
                            Industrial Average        rate with a
                            Index - Total Return      negotiated spread      June 2008       $40,010,360           935,030
      --------------------------------------------------------------------------------------------------------------------
      Total                                                                                                   $  2,781,236
                                                                                                              ============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30(SM) Enhanced Premium and Income Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    Dow 30(SM) Enhanced Premium and Income Fund Inc.

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    Dow 30(SM) Enhanced Premium and Income Fund Inc.

Date: November 19, 2007


By: /s/ James E. Hillman
    --------------------
    James E. Hillman,
    Chief Financial Officer (principal financial officer) of
    Dow 30(SM) Enhanced Premium and Income Fund Inc.

Date: November 19, 2007